Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Bond & Mortgage Securities Account (Prospectus Summary): | Bond & Mortgage Securities Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BOND & MORTGAGE SECURITIES ACCOUNT
Supplement Text	ck0000012601_SupplementTextBlock

Supplement dated June 15, 2012

to the Prospectus for Principal Variable Contracts Funds, Inc.

dated April 30, 2012

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

ACCOUNT SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the second and third sentences in the second paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Account may utilize derivative strategies for hedging or managing fixed income exposure. Specifically,

the Account may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure

(including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner,

exposures to certain sectors or individual issuers.